FOLLOW-ON EQUITY OFFERING	12 Months Ended
Dec. 31, 2015
FOLLOW-ON EQUITY OFFERING [Abstract]
FOLLOW-ON EQUITY OFFERING

4. FOLLOW-ON EQUITY OFFERING

In May 2014, the Company issued and sold 2,000,000 America depositary shares ("ADSs"), representing 50,000,000 ordinary shares, through a follow-on equity offering. The proceeds, net of issuance cost of $3.4 million, were $54.6 million.

In February 2015, the Company issued 1,540,000 America depositary shares ("ADSs"), representing 38,500,000 ordinary shares, through a follow-on public offering. The proceeds, net of issuance cost of $2.0 million, were $28.0 million.